Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (168,748)	$ (326,717)	$ (1,285,773)	$ (1,337,377)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	8,584	9,734	38,733	29,790
Net realized (gains) losses on the sale of securities	(192,405)	(10,838)	(100,378)	1,524
Amortization of investment securities, net	8,789	5,520	22,014	18,596
Deferred acquisition costs capitalized	(70,818)	(48,382)	(221,410)	(146,539)
Deferred acquisition costs amortized	37,764	37,457	153,671	113,294
Interest credited on deposit type contracts	16,597	14,244	80,452	31,478
(Increase) decrease in operating assets:
Investment income due and accrued	6,255	10,909	(22,173)	(36,251)
Reinsurance related assets	(207)	3,484	(9,946)	(14,148)
Pre-paid expenses	(4,277)	32,202	119,688	(85,512)
Other assets	(18,225)	2,003	(40,944)	5,607
Increase (decrease) in operating liabilities:
Policyowner benefit reserves	389,568	390,000	1,643,251	1,245,220
Advance premiums	11,247	15,740	52,371	39,041
Other liabilities	14,352	12,037	(787)	3,674
Accounts payable and accrued expenses	2,796	(24,110)	(19,416)	46,876
Net cash provided by (used in) operating activities	41,272	123,283	409,353	(84,727)
Cash Flows from Investing Activities:
Purchase of fixed income investments	(1,479,152)	(269,208)	(3,028,015)	(3,173,315)
Purchase of equity investments	(180,567)	(395,268)	(1,955,888)	(1,814,947)
Proceeds from fixed income sales and repayments	154,696	153,393	1,003,308	783,123
Proceeds from equity sales and repayments		92,247	670,706	452,940
Net cash (used in) investing activities	(1,505,023)	(418,836)	(3,309,889)	(3,815,607)
Cash Flows from Financing Activities:
Receipts on deposit-type contracts	579,215	441,382	1,989,833	910,817
Withdrawals on deposit-type contracts	(137,761)	(74,577)	(246,103)	(54,623)
Proceeds received from exercise of warrants, net of costs of issuance	54,212	1,881,819	1,836,025	4,935,661
Net cash provided by financing activities	495,666	2,248,624	3,579,755	5,791,855
Net increase in cash and cash equivalents	(968,085)	1,953,071	679,219	1,891,521
Cash and Cash Equivalents:
Beginning	3,145,745	2,466,526	2,466,526	575,005
Ending	$ 2,177,660	$ 4,419,597	$ 3,145,745	$ 2,466,526